UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

The Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Common Stock	89,669,596	103,690,394
1.5%	Other Investment Company	1,619,772	1,619,772
99.4%	Total Investments	91,289,368	105,310,166
0.6%	Other Assets and Liabilities, Net		641,495
100.0%	Net Assets		105,951,661

Security	Number of Shares	Value ($)
Common Stock 97.9% of net assets
Australia 1.8%
Insurance 1.8%
QBE Insurance Group Ltd.	178,146	1,875,895
China 1.9%
Telecommunication Services 1.9%
China Mobile Ltd.	153,500	1,963,864
France 7.2%
Capital Goods 2.5%
Compagnie de Saint-Gobain	59,266	2,675,349
Energy 1.4%
Total S.A.	29,912	1,467,212
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	35,291	3,491,333
		7,633,894
Germany 10.1%
Automobiles & Components 1.5%
Daimler AG - Reg'd	17,491	1,593,353
Software & Services 2.9%
SAP SE	44,091	3,089,733
Telecommunication Services 3.0%
Deutsche Telekom AG - Reg'd	186,704	3,218,831
Utilities 2.7%
RWE AG	130,928	2,816,047
		10,717,964
Israel 2.9%
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Teva Pharmaceutical Industries Ltd. ADR	51,200	3,025,920
Security	Number of Shares	Value ($)
Italy 2.7%
Energy 2.7%
Eni S.p.A.	161,233	2,863,758
Japan 16.7%
Automobiles & Components 3.4%
Honda Motor Co., Ltd.	111,500	3,603,661
Food & Staples Retailing 1.2%
Seven & i Holdings Co., Ltd.	29,500	1,266,306
Household & Personal Products 1.5%
Kao Corp.	35,000	1,627,743
Insurance 2.9%
Tokio Marine Holdings, Inc.	74,300	3,090,068
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Takeda Pharmaceutical Co., Ltd.	73,100	3,528,438
Technology Hardware & Equipment 2.9%
Canon, Inc.	93,300	3,026,501
Telecommunication Services 1.5%
NTT DOCOMO, Inc.	80,500	1,545,483
		17,688,200
Netherlands 3.0%
Food & Staples Retailing 3.0%
Koninklijke Ahold N.V.	171,227	3,214,384
Singapore 4.7%
Banks 2.4%
United Overseas Bank Ltd.	147,520	2,523,915
Telecommunication Services 2.3%
Singapore Telecommunications Ltd.	803,300	2,508,807
		5,032,722
Spain 7.9%
Banks 1.7%
Banco Santander S.A.	251,324	1,767,816
Telecommunication Services 2.9%
Telefonica S.A.	215,763	3,073,628
Utilities 3.3%
Iberdrola S.A.	520,692	3,515,474
		8,356,918
Sweden 2.6%
Telecommunication Services 2.6%
TeliaSonera AB	466,625	2,750,164
Switzerland 15.3%
Capital Goods 3.4%
ABB Ltd. - Reg'd *	168,919	3,540,258
    1

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.0%
Nestle S.A. - Reg'd	44,415	3,204,569
Insurance 3.0%
Zurich Insurance Group AG *	10,449	3,180,985
Materials 3.2%
Syngenta AG - Reg'd	8,405	3,429,424
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Novartis AG - Reg'd	28,775	2,830,322
		16,185,558
Taiwan 1.9%
Semiconductors & Semiconductor Equipment 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	452,154	2,056,675
United Kingdom 19.2%
Energy 5.5%
BP plc	428,610	2,844,545
Royal Dutch Shell plc, A Shares	104,788	2,980,156
		5,824,701
Food & Staples Retailing 2.5%
Tesco plc	794,507	2,647,122
Household & Personal Products 3.3%
Unilever plc	80,265	3,446,509
Pharmaceuticals, Biotechnology & Life Sciences 3.4%
GlaxoSmithKline plc	175,787	3,654,952
Telecommunication Services 1.4%
Vodafone Group plc	415,772	1,516,691
Utilities 3.1%
National Grid plc	251,305	3,234,503
		20,324,478
Total Common Stock
(Cost $89,669,596)		103,690,394
Security	Number of Shares	Value ($)
Other Investment Company 1.5% of net assets
United States 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,619,772	1,619,772
Total Other Investment Company
(Cost $1,619,772)		1,619,772

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $93,117,088 and the unrealized appreciation and depreciation were $15,189,076 and ($2,995,998), respectively, with a net unrealized appreciation of $12,193,078.
At 06/30/15, the values of certain foreign securities held by the fund aggregating $100,664,474 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
Reg'd –	Registered

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$100,664,474	$—	$100,664,474
Israel [1]	3,025,920	—	—	3,025,920
Other Investment Company[1]	1,619,772	—	—	1,619,772
Total	$4,645,692	$100,664,474	$—	$105,310,166
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
2

Laudus Trust
Laudus Mondrian Emerging Markets Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.3%	Common Stock	548,027,650	520,331,347
1.3%	Preferred Stock	17,744,223	6,750,335
97.6%	Total Investments	565,771,873	527,081,682
2.4%	Other Assets and Liabilities, Net		13,124,733
100.0%	Net Assets		540,206,415

Security	Number of Shares	Value ($)
Common Stock 96.3% of net assets
Brazil 6.5%
Materials 0.3%
Vale S.A. ADR	252,000	1,484,280
Software & Services 1.7%
Cielo S.A.	639,292	9,010,252
Transportation 3.0%
CCR S.A.	2,675,700	12,831,587
EcoRodovias Infraestrutura e Logistica S.A.	1,439,200	3,587,469
		16,419,056
Utilities 1.5%
CPFL Energia S.A. ADR	658,459	8,066,123
		34,979,711
Chile 1.7%
Utilities 1.7%
Enersis S.A. ADR	582,800	9,225,724
China 16.1%
Capital Goods 2.0%
Beijing Enterprises Holdings Ltd.	1,469,000	11,038,718
Consumer Durables & Apparel 2.4%
Belle International Holdings Ltd.	11,084,848	12,770,052
Health Care Equipment & Services 2.5%
Mindray Medical International Ltd. ADR	469,800	13,389,300
Household & Personal Products 2.3%
Hengan International Group Co., Ltd.	1,057,500	12,552,619
Telecommunication Services 3.0%
China Mobile Ltd.	1,277,500	16,344,212
Utilities 3.9%
China Resources Power Holdings Co., Ltd.	7,512,000	20,936,249
		87,031,150
Security	Number of Shares	Value ($)
Hong Kong 1.0%
Consumer Services 1.0%
Sands China Ltd.	1,681,600	5,651,519
India 11.1%
Automobiles & Components 2.9%
Bajaj Auto Ltd.	387,053	15,437,016
Banks 3.3%
Axis Bank Ltd.	817,077	7,162,698
Housing Development Finance Corp., Ltd.	520,192	10,581,200
		17,743,898
Capital Goods 0.9%
Larsen & Toubro Ltd.	174,568	4,879,270
Energy 1.9%
Cairn India Ltd.	3,657,035	10,421,366
Software & Services 2.1%
Infosys Ltd.	424,904	6,603,064
Infosys Ltd. ADR	303,300	4,807,305
		11,410,369
		59,891,919
Indonesia 3.9%
Banks 2.7%
PT Bank Mandiri (Persero) Tbk	9,322,300	7,007,855
PT Bank Rakyat Indonesia (Persero) Tbk	9,635,100	7,457,252
		14,465,107
Utilities 1.2%
PT Perusahaan Gas Negara (Persero) Tbk	20,154,500	6,510,051
		20,975,158
Kazakhstan 0.9%
Energy 0.9%
KazMunaiGas Exploration Production JSC GDR	471,379	4,666,652
Malaysia 6.6%
Banks 2.5%
AMMB Holdings Berhad	8,606,000	13,739,895
Consumer Services 1.6%
Genting Malaysia Berhad	7,584,100	8,436,518
Utilities 2.5%
Tenaga Nasional Berhad	4,033,800	13,512,765
		35,689,178
    1

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mexico 5.1%
Banks 1.6%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	948,300	8,676,945
Real Estate 3.5%
Fibra Uno Administracion S.A. de C.V.	7,989,400	18,965,135
		27,642,080
Peru 1.5%
Banks 1.5%
Credicorp Ltd.	56,530	7,853,148
Philippines 2.8%
Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	241,073	15,018,848
Qatar 2.1%
Banks 2.1%
Qatar National Bank SAQ	219,364	11,606,639
Republic of Korea 5.9%
Automobiles & Components 2.9%
Hyundai Mobis Co., Ltd.	82,637	15,688,438
Technology Hardware & Equipment 2.3%
Samsung Electronics Co., Ltd.	10,657	12,091,274
Telecommunication Services 0.7%
SK Telecom Co., Ltd.	17,615	3,941,464
		31,721,176
Russia 1.7%
Energy 1.7%
Gazprom OAO ADR	1,770,388	9,329,945
South Africa 3.8%
Capital Goods 1.7%
The Bidvest Group Ltd.	356,336	9,016,451
Food, Beverage & Tobacco 1.5%
SABMiller plc	156,646	8,113,395
Retailing 0.6%
Woolworths Holdings Ltd.	404,969	3,281,499
		20,411,345
Taiwan 13.5%
Banks 2.0%
Mega Financial Holding Co., Ltd.	12,310,000	11,087,976
Semiconductors & Semiconductor Equipment 6.7%
MediaTek, Inc.	1,021,000	13,956,650
Taiwan Semiconductor Manufacturing Co., Ltd.	4,860,719	22,109,550
		36,066,200
Technology Hardware & Equipment 2.3%
Asustek Computer, Inc.	1,258,000	12,251,622
Security	Number of Shares	Value ($)
Telecommunication Services 2.5%
Taiwan Mobile Co., Ltd.	4,044,000	13,503,240
		72,909,038
Thailand 1.0%
Energy 1.0%
PTT PCL	525,800	5,588,731
Turkey 3.3%
Energy 1.7%
Tupras-Turkiye Petrol Rafinerileri A/S *	369,146	9,351,781
Telecommunication Services 1.6%
Turk Telekomunikasyon A/S	3,146,868	8,277,833
		17,629,614
United Arab Emirates 2.4%
Real Estate 2.4%
Emaar Malls Group PJSC *	14,265,210	12,919,366
United Kingdom 3.2%
Household & Personal Products 3.2%
Unilever plc	407,238	17,486,446
United States 2.2%
Consumer Services 2.2%
Yum! Brands, Inc.	134,369	12,103,960
Total Common Stock
(Cost $548,027,650)		520,331,347

Preferred Stock 1.3% of net assets
Brazil 1.3%
Materials 1.3%
Vale S.A. ADR	1,336,700	6,750,335
Total Preferred Stock
(Cost $17,744,223)		6,750,335

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $575,512,466 and the unrealized appreciation and depreciation were $23,469,343 and ($71,900,127), respectively, with a net unrealized depreciation of ($48,430,784).
At 06/30/15, the values of certain foreign securities held by the fund aggregating $354,678,058 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
2

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$229,369,865	$—	$229,369,865
Brazil [1]	34,979,711	—	—	34,979,711
Chile [1]	9,225,724	—	—	9,225,724
China [1]	—	60,871,798	—	60,871,798
Consumer Durables & Apparel	12,770,052	—	—	12,770,052
Health Care Equipment & Services	13,389,300	—	—	13,389,300
India [1]	—	48,481,550	—	48,481,550
Software & Services	4,807,305	6,603,064	—	11,410,369
Kazakhstan [1]	4,666,652	—	—	4,666,652
Mexico [1]	27,642,080	—	—	27,642,080
Peru [1]	7,853,148	—	—	7,853,148
Philippines [1]	15,018,848	—	—	15,018,848
Russia [1]	9,329,945	—	—	9,329,945
Thailand [1]	5,588,731	—	—	5,588,731
Turkey [1]	—	9,351,781	—	9,351,781
Telecommunication Services	8,277,833	—	—	8,277,833
United States[1]	12,103,960	—	—	12,103,960
Preferred Stock
Brazil [1]	6,750,335	—	—	6,750,335
Total	$172,403,624	$354,678,058	$—	$527,081,682
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $24,199,626 from Level 2 to Level 1 for the period ended June 30, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    3

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
80.4%	Government Bonds	138,787,966	130,193,633
17.3%	Supranational	34,749,101	28,030,522
0.9%	Other Investment Company	1,424,511	1,424,511
98.6%	Total Investments	174,961,578	159,648,666
1.4%	Other Assets and Liabilities, Net		2,203,208
100.0%	Net Assets		161,851,874

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 80.4% of net assets
Australia 2.1%
Australia Government Bond
6.00%, 02/15/17 (AUD)	1,000,000	820,923
4.50%, 04/15/20 (AUD)	1,200,000	1,018,339
3.25%, 04/21/25 (AUD)	1,000,000	787,316
4.75%, 04/21/27 (AUD)	800,000	714,908
		3,341,486
Austria 4.6%
Austria Government Bond
6.25%, 07/15/27 (EUR)	4,300,000	7,460,722
Canada 4.7%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	5,930,000	7,601,527
Finland 4.7%
Finland Government Bond
3.50%, 04/15/21 (EUR) (a)	5,800,000	7,616,710
France 4.6%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	4,225,000	7,515,630
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Germany 5.0%
Bundesrepublik Deutschland
3.50%, 07/04/19 (EUR)	2,550,000	3,245,811
1.50%, 09/04/22 (EUR)	1,650,000	1,979,992
1.00%, 08/15/24 (EUR)	2,500,000	2,856,083
		8,081,886
Japan 18.5%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	625,000,000	5,111,324
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	252,650,000	2,102,370
1.10%, 06/20/20 (JPY)	556,500,000	4,768,052
0.60%, 03/20/24 (JPY)	95,000,000	792,232
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	880,000,000	8,732,489
1.70%, 03/20/44 (JPY)	980,000,000	8,510,774
		30,017,241
Malaysia 2.0%
Malaysia Government Bond
3.65%, 10/31/19 (MYR)	5,650,000	1,501,557
4.05%, 09/30/21 (MYR)	4,400,000	1,181,553
4.18%, 07/15/24 (MYR)	2,000,000	537,206
		3,220,316
Mexico 4.9%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	113,185,000	7,534,582
7.50%, 06/03/27 (MXN)	6,150,000	430,826
		7,965,408
Netherlands 4.6%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	4,443,490	7,406,842
New Zealand 4.3%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	3,400,000	2,475,447
5.00%, 03/15/19 (NZD)	1,200,000	872,075
5.50%, 04/15/23 (NZD)	4,650,000	3,630,385
		6,977,907
Poland 4.0%
Poland Government Bond
4.75%, 04/25/17 (PLN)	8,740,000	2,441,854
5.50%, 10/25/19 (PLN)	8,500,000	2,536,436
5.75%, 04/25/29 (PLN)	4,300,000	1,431,923
		6,410,213
    1

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Sweden 4.6%
Sweden Government Bond
5.00%, 12/01/20 (SEK)	40,500,000	6,099,493
3.50%, 06/01/22 (SEK)	10,000,000	1,439,857
		7,539,350
United Kingdom 11.8%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	2,400,000	4,240,629
2.75%, 09/07/24 (GBP)	2,250,000	3,743,860
5.00%, 03/07/25 (GBP)	1,100,000	2,180,018
4.50%, 09/07/34 (GBP)	2,100,000	4,249,650
4.25%, 09/07/39 (GBP)	2,300,000	4,624,238
		19,038,395
Total Government Bonds
(Cost $138,787,966)		130,193,633

Supranational* 17.3% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	650,000,000	6,487,386
European Investment Bank
1.40%, 06/20/17 (JPY)	865,000,000	7,300,378
European Union Notes
2.75%, 06/03/16 (EUR)	6,250,000	7,151,349
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	840,000,000	7,091,409
Total Supranational
(Cost $34,749,101)		28,030,522
Security	Number of Shares	Value ($)
Other Investment Company 0.9% of net assets
United States 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	1,424,511	1,424,511
Total Other Investment Company
(Cost $1,424,511)		1,424,511

End of Investments.

At 06/30/15 the tax basis cost of the fund's investments was $176,638,840 and the unrealized appreciation and depreciation were $0 and ($16,990,174), respectively, with a net unrealized depreciation of ($16,990,174).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,616,710 or 4.7% of net assets.
(b)	The rate shown is the 7-day yield.

AUD –	Australian dollar
EUR –	euro currency
GBP –	Great British pound
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PLN –	Polish zloty
SEK –	Swedish krona
USD –	U.S. dollar
2

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 06/30/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
07/31/2015	State Street Bank & Trust Co.	JPY	116,519,500	USD	952,401	(12,862)
07/31/2015	State Street Bank & Trust Co.	JPY	492,044,500	USD	4,021,847	(98,618)
07/31/2015	State Street Bank & Trust Co.	JPY	878,561,500	USD	7,181,139	(207,380)
07/31/2015	State Street Bank & Trust Co.	NZD	114,000	USD	77,056	(2,200)
07/31/2015	State Street Bank & Trust Co.	NZD	650,000	USD	439,353	(50,132)
07/31/2015	State Street Bank & Trust Co.	USD	1,067,193	JPY	130,563,500	13,758
07/31/2015	State Street Bank & Trust Co.	USD	3,760,892	JPY	460,118,500	82,884
07/31/2015	State Street Bank & Trust Co.	USD	7,395,320	NZD	10,941,000	924,107
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						649,557

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$130,193,633	$—	$130,193,633
Supranational	—	28,030,522	—	28,030,522
Other Investment Company[1]	1,424,511	—	—	1,424,511
Total	$1,424,511	$158,224,155	$—	$159,648,666
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$1,020,749	$—	$1,020,749
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($371,192)	$—	($371,192)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
    3

Laudus Trust
Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
64.5%	Government Bonds	9,539,195	8,203,147
30.8%	U.S. Government Securities	3,930,150	3,919,098
0.8%	Other Investment Company	103,394	103,394
2.5%	Short-Term Investments	309,992	310,008
98.6%	Total Investments	13,882,731	12,535,647
1.4%	Other Assets and Liabilities, Net		182,388
100.0%	Net Assets		12,718,035

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 64.5% of net assets
Australia 1.6%
Australia Government Bond
4.50%, 04/15/20 (AUD)	70,000	59,403
5.75%, 05/15/21 (AUD)	70,000	63,611
3.25%, 04/21/25 (AUD)	100,000	78,732
		201,746
Brazil 4.6%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	569,000	174,338
10.00%, 01/01/21 (BRL)	643,000	186,558
10.00%, 01/01/23 (BRL)	700,000	198,931
10.00%, 01/01/25 (BRL)	95,000	26,450
		586,277
Colombia 1.1%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	113,000,000	47,951
Colombian TES
5.00%, 11/21/18 (COP)	77,600,000	29,539
10.00%, 07/24/24 (COP)	70,000,000	31,776
6.00%, 04/28/28 (COP)	100,000,000	32,841
		142,107
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Germany 9.8%
Bundesobligation
0.50%, 02/23/18 (EUR)	592,000	672,307
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	236,000	296,549
3.25%, 07/04/42 (EUR)	185,000	283,377
		1,252,233
Indonesia 1.4%
Indonesia Treasury Bond
5.63%, 05/15/23 (IDR)	900,000,000	57,186
8.38%, 03/15/34 (IDR)	1,670,000,000	125,531
		182,717
Japan 15.2%
Japan Government Ten Year Bond
1.70%, 03/20/17 (JPY)	26,400,000	222,025
1.40%, 03/20/18 (JPY)	57,300,000	485,811
0.80%, 09/20/20 (JPY)	38,700,000	327,346
0.60%, 03/20/24 (JPY)	55,000,000	458,660
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	50,200,000	435,960
		1,929,802
Malaysia 2.9%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	590,000	156,640
4.24%, 02/07/18 (MYR)	30,000	8,112
3.42%, 08/15/22 (MYR)	200,000	51,344
4.18%, 07/15/24 (MYR)	432,000	116,036
3.84%, 04/15/33 (MYR)	130,000	32,511
		364,643
Mexico 7.0%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	357,500	23,245
7.25%, 12/15/16 (MXN)	100,000	6,680
6.50%, 06/10/21 (MXN)	4,844,000	322,459
8.00%, 12/07/23 (MXN)	3,500,000	252,080
7.50%, 06/03/27 (MXN)	1,600,000	112,085
10.00%, 11/20/36 (MXN)	2,050,000	178,759
		895,308
New Zealand 2.9%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	217,000	157,992
5.50%, 04/15/23 (NZD)	271,000	211,577
		369,569

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Peru 1.0%
Peru Government Bond
7.84%, 08/12/20 (PEN)	210,000	73,661
5.20%, 09/12/23 (PEN)	20,000	5,836
6.95%, 08/12/31 (PEN)	160,000	49,372
		128,869
Poland 4.5%
Poland Government Bond
4.75%, 04/25/17 (PLN)	750,000	209,541
5.25%, 10/25/20 (PLN)	310,000	92,621
5.75%, 09/23/22 (PLN)	640,000	199,064
5.75%, 04/25/29 (PLN)	200,000	66,601
		567,827
Qatar 1.1%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (a)	120,000	135,150
Russia 1.2%
Russian Federal Bond - OFZ
7.50%, 03/15/18 (RUB)	800,000	13,456
7.60%, 04/14/21 (RUB)	8,500,000	133,157
		146,613
South Africa 1.6%
South Africa Government Bond
7.25%, 01/15/20 (ZAR)	160,000	12,893
10.50%, 12/21/26 (ZAR)	1,040,000	99,563
6.25%, 03/31/36 (ZAR)	1,530,000	94,924
		207,380
Turkey 1.2%
Turkey Government Bond
6.30%, 02/14/18 (TRY)	30,000	10,402
8.50%, 07/10/19 (TRY)	47,900	17,417
10.50%, 01/15/20 (TRY)	90,000	35,209
7.10%, 03/08/23 (TRY)	250,000	82,973
8.00%, 03/12/25 (TRY)	20,000	6,910
		152,911
United Kingdom 7.4%
United Kingdom Gilt
2.75%, 09/07/24 (GBP)	155,000	257,910
4.25%, 12/07/27 (GBP)	220,000	420,023
4.50%, 09/07/34 (GBP)	129,500	262,062
		939,995
Total Government Bonds
(Cost $9,539,195)		8,203,147

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
U.S. Government Securities 30.8% of net assets
United States 30.8%
U.S. Treasury Bond
3.38%, 05/15/44 (USD)	300,000	315,164
U.S. Treasury Notes
1.25%, 04/30/19 (USD)	480,000	478,950
3.63%, 08/15/19 (USD)	495,000	538,893
1.00%, 08/31/19 (USD)	192,000	188,685
2.13%, 08/31/20 (USD)	540,000	551,559
3.63%, 02/15/21 (USD)	915,000	1,003,927
2.13%, 08/15/21 (USD)	678,000	685,680
2.50%, 05/15/24 (USD)	153,600	156,240
Total U.S. Government Securities
(Cost $3,930,150)		3,919,098
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets
United States 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	103,394	103,394
Total Other Investment Company
(Cost $103,394)		103,394
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Short-Term Investments 2.5% of net assets
United States 2.5%
U.S. Treasury Bills
0.01%, 08/13/15 (USD) (b)	140,000	140,001
0.01%, 09/10/15 (USD) (b)	170,000	170,007
Total Short-Term Investments
(Cost $309,992)		310,008

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $13,762,426 and the unrealized appreciation and depreciation were $0 and ($1,226,779), respectively, with a net unrealized depreciation of ($1,226,779).
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $135,150 or 1.1% of net assets.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
AUD –	Australian dollar
BRL –	Brazilian real
CNY –	Chinese yuan renminbi
COP –	Colombian peso
EUR –	euro currency
GBP –	Great British pound
IDR –	Indonesian rupiah
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PEN –	Peruvian nuevo sol
PLN –	Polish zloty
RUB –	Russian ruble
SEK –	Swedish krona
TRY –	Turkish lira
USD –	U.S. dollar
ZAR –	South African rand
In addition to the above, the fund held the following at 06/30/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
07/31/2015	JPMorgan Chase Bank	CNY	1,193,000	USD	191,996	(1,516)
07/31/2015	State Street Bank & Trust Co.	EUR	58,000	USD	64,686	(40)
07/31/2015	State Street Bank & Trust Co.	EUR	927,000	USD	1,033,853	21,819
07/31/2015	JPMorgan Chase Bank	INR	8,739,000	USD	136,461	1,932
07/31/2015	State Street Bank & Trust Co.	JPY	25,393,500	USD	207,560	671
07/31/2015	State Street Bank & Trust Co.	JPY	62,346,500	USD	509,605	(14,752)
07/31/2015	State Street Bank & Trust Co.	NZD	7,000	USD	4,731	(135)
07/31/2015	State Street Bank & Trust Co.	SEK	9,237,500	USD	1,114,952	40,322
07/31/2015	Barclays Capital, Inc.	USD	9,737	CNY	60,500	116
07/31/2015	State Street Bank & Trust Co.	USD	84,760	EUR	76,000	1,189
07/31/2015	State Street Bank & Trust Co.	USD	57,436	EUR	51,500	702
07/31/2015	State Street Bank & Trust Co.	USD	368,718	NZD	545,500	46,074
07/31/2015	State Street Bank & Trust Co.	USD	438,196	SEK	3,630,500	(1,114)
07/31/2015	State Street Bank & Trust Co.	USD	63,850	SEK	529,000	778
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						96,046

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$8,203,147	$—	$8,203,147
U.S. Government Securities[1]	—	3,919,098	—	3,919,098
Other Investment Company[1]	103,394	—	—	103,394
Short-Term Investments[1]	—	310,008	—	310,008
Total	$103,394	$12,432,253	$—	$12,535,647
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$113,603	$—	$113,603

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($17,557)	$—	($17,557)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

Laudus Mondrian Funds
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds

Laudus Mondrian Funds
Notes to Portfolio Holdings (continued)
determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund invested in forward foreign currency exchange contracts during the period ended June 30, 2015. The funds invested in forwards to hedge part of the funds' exposure to currencies that were deemed to be overvalued by the sub-adviser.
REG87099JUN15-00

Laudus Trust
Laudus U.S. Large Cap Growth Fund
Portfolio Holdings  as of June 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	1,781,363,055	2,157,835,805
1.1%	Other Investment Company	24,269,395	24,269,395
100.1%	Total Investments	1,805,632,450	2,182,105,200
(0.1%)	Other Assets and Liabilities, Net		(1,106,001)
100.0%	Net Assets		2,180,999,199

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 0.9%
Delphi Automotive plc	232,922	19,819,333
Banks 1.9%
JPMorgan Chase & Co.	602,932	40,854,672
Consumer Durables & Apparel 2.2%
lululemon athletica, Inc. *	296,601	19,368,046
NIKE, Inc., Class B	261,011	28,194,408
		47,562,454
Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	320,163	43,577,386
Discover Financial Services	487,045	28,063,533
Moody's Corp.	313,905	33,889,184
		105,530,103
Energy 1.8%
Concho Resources, Inc. *	337,806	38,462,591
Food & Staples Retailing 1.1%
CVS Health Corp.	219,522	23,023,467
Food, Beverage & Tobacco 1.5%
Constellation Brands, Inc., Class A	278,704	32,335,238
Health Care Equipment & Services 4.7%
Humana, Inc.	213,514	40,840,958
UnitedHealth Group, Inc.	501,713	61,208,986
		102,049,944
Security	Number of Shares	Value ($)
Materials 0.9%
Ecolab, Inc.	171,823	19,428,027
Media 6.0%
Liberty Global plc, Class A *	1,013,892	54,821,141
The Walt Disney Co.	264,544	30,195,052
Twenty-First Century Fox, Inc., Class A	1,442,013	46,930,313
		131,946,506
Pharmaceuticals, Biotechnology & Life Sciences 19.2%
AbbVie, Inc.	1,513,953	101,722,502
Allergan plc *	149,437	45,348,152
Mallinckrodt plc *	200,746	23,631,819
Perrigo Co., plc	313,637	57,969,527
United Therapeutics Corp. *	429,430	74,699,348
Valeant Pharmaceuticals International, Inc. *	194,418	43,189,959
Vertex Pharmaceuticals, Inc. *	584,542	72,179,246
		418,740,553
Real Estate 1.0%
Crown Castle International Corp.	275,761	22,143,608
Retailing 12.0%
Amazon.com, Inc. *	75,621	32,826,320
Dollar General Corp.	772,841	60,080,659
Netflix, Inc. *	82,426	54,148,937
Restoration Hardware Holdings, Inc. *	214,980	20,988,497
The Home Depot, Inc.	346,963	38,557,998
TripAdvisor, Inc. *	645,075	56,211,836
		262,814,247
Software & Services 31.8%
Alibaba Group Holding Ltd. ADR *	508,161	41,806,405
Alliance Data Systems Corp. *	174,154	50,842,519
Baidu, Inc. ADR *	144,904	28,847,488
Facebook, Inc., Class A *	1,256,705	107,781,304
Google, Inc., Class A *	184,140	99,442,966
LinkedIn Corp., Class A *	144,721	29,903,700
MasterCard, Inc., Class A	321,858	30,087,286
Mobileye N.V. *	289,632	15,399,733
Oracle Corp.	1,024,850	41,301,455
salesforce.com, Inc. *	928,885	64,678,263
Splunk, Inc. *	324,449	22,588,139
Tencent Holdings Ltd.	1,938,300	38,759,245
Visa, Inc., Class A	1,237,124	83,072,877
Workday, Inc., Class A *	162,434	12,408,333
Yahoo! Inc. *	675,840	26,553,754
		693,473,467
    1

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.2%
Apple, Inc.	899,321	112,797,336
Transportation 4.0%
Delta Air Lines, Inc.	252,676	10,379,930
Spirit Airlines, Inc. *	389,286	24,174,661
Union Pacific Corp.	548,387	52,299,668
		86,854,259
Total Common Stock
(Cost $1,781,363,055)		2,157,835,805

Other Investment Company 1.1% of net assets
Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	24,269,395	24,269,395
Total Other Investment Company
(Cost $24,269,395)		24,269,395

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $1,811,423,477 and the unrealized appreciation and depreciation were $380,705,815 and ($10,024,092), respectively, with a net unrealized appreciation of $370,681,723.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,464,362,338	$—	$—	$1,464,362,338
Software & Services	654,714,222	38,759,245	—	693,473,467
Other Investment Company[1]	24,269,395	—	—	24,269,395
Total	$2,143,345,955	$38,759,245	$—	$2,182,105,200
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
2

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
3

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662JUN15
4

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date: 8/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date: 8/24/15

By:	/s/ George Pereira
George Pereira
Chief Financial Officer

Date: 8/21/15